Related Party Transactions	12 Months Ended
Feb. 28, 2023
Related Party Transactions [Abstract]
Related Party Transactions

14. RELATED PARTY TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group:

Name of related parties	Relationship with the group
FSOL	Equity method investee of the Group
Shanghai Fuxi Network Co., Ltd. ("Fuxi Network")	Equity method investee of the Group
VIP Sing	Equity method investee of the Group
Jiaxin Travel	Entity controlled by Tian Peihua, brother of Tian Peiqing, Chairman of the Group
Dangdai	Entity ultimately controlled by Tian Peihua, brother of Tian Peiqing, Chairman of the Group
Huangshan Culture Investment Group Co., Ltd. ("Huangshan Culture")	Non-controlling interest shareholder of VIE's subsidiary
Ju Yiming, Liu Wei, Shen Yalin, Yang Huining, Ma Lichao, Yang Hongguan and Song Ping	Non-controlling interest shareholders of VIE's subsidiaries
Shanghai Four Season Online School ("SHFSOS")	Sponsored by Shanghai Jiaxin Travel Agency, Entity controlled by Tian Peihua, brother of Tian Peiqing, Chairman of the Group
East China Normal University Electronic and Audio-visual Publishing House ("ESNU Publishing")	Wholly-owned subsidiary of the non-controlling shareholder of the Group

The Group entered into the following transactions with its related parties:

	For the Years Ended
	February 28	February 28	February 28
	2021	2022	2023
	RMB	RMB	RMB	USD
Services provided to related parties
SHFSOS (1)	—	—	7,381	1,065
ESNU Publishing (2)	—	—	155	22
Dangdai	—	—	124	18
Fuxi Network	2,476	949	—	—
Total	2,476	949	7,660	1,105
Purchases of services provided by related parties
ESNU Publishing (2)	—	—	532	77
SHFSOS	—	—	127	18
Fuxi Network	3,525	—	—	—
Others	246	—	—	—
Total	3,771	—	659	95
Lease expense to Huangshan Culture (3)	108	108	91	13
Total	108	108	91	13
Gain from disposal of liabilities and a subsidiary (4)	—	4,048	—	—
Total	—	4,048	—	—

(1) The Company provided course design and development services, digital learning system, student management platform and promotional assistance service to SHFSOS, and charged service fee accordingly.

(2) The Company charged service fee from ESNU Publishing for the copyright use of the Company's self-developed book series. The Company also purchased printing service for the self-developed book series from ESNU Publishing.

(3) In September 2019, the Group entered into two lease contracts with Huangshan Culture Investment Group Co., Ltd., non-controlling interest shareholder of Huangshan Four Seasons Research and Learning Education Development Co., Ltd. The Group recognized an operating lease right-of-use asset of RMB88 and nil, and operating lease liability of RMB40 and nil as of February 28, 2022 and 2023, respectively. The operating lease expenses was RMB108, RMB108 and RMB91(US$13) for the years ended February 28, 2021, 2022 and 2023, respectively.

(4) Due to the change in regulations, the Group ceased offering K-9 Academic AST services at the end of 2021. The Group disposed the deferred revenue related to K-9 Academic AST services that it received in advance from the students for the unconsummated lessons to Jiaxin Travel’s sponsored not-for profit entities with a consideration at RMB7,500. After disposal, all the rights and obligations related to the contracts of unconsummated lessons were transferred to Jiaxin Travel. The Group recognized gain of RMB 835 from the transaction for the year ended February 28, 2022.

In December 2021, the Group disposed its entire equity interest in Shanghai Jing’an Dangdai Art Training School (“Dangdai”) to Jiaxin Travel. No other form of consideration was received. The disposal was effected by the change of sponsor of Dangdai on December 31, 2021. Dangdai was in a net liability position at the time of disposal, and Jiaxin assumed all its liabilities, which led to the group recognizing a gain on disposal of RMB3,213 for the year ended February 28, 2022. The disposal was not a strategic shift of the business and would not have a major impact on the Group’s business, therefore the disposal did not qualify as discontinued operations.

The following tables present amounts due from and to related parties as of February 28, 2022 and 2023:

	As of February28,
	2022	2023
	RMB	RMB	USD
Amount due from related parties
SHFSOS (1)	—	6,471	933
Dangdai (2)	1,998	2,209	319
ESNU Publishing (3)	—	1,859	268
Jiaxin Travel (2)	948	—	—
Non-controlling interest shareholders of VIE's subsidiaries (4)	588	588	85
Total	3,534	11,127	1,605
Amounts due to related parties
ESNU Publishing (5)	—	541	78
Non-controlling interest shareholders of VIE's subsidiaries (6)	723	283	41
Others	160	43	6
Total	883	867	125

(1) The amount represents the receivable from course design and development services, digital learning system, student management platform and promotional assistance service provided to SHFSOS.

(2) The amount represents the refund of tuition fee on behalf of Jiaxin Travel and Dangdai after the disposal of deferred revenue and Dangdai to Jiaxin Travel.

(3) The amount represents the prepayments for book printing service provided by ESNU Publishing.

(4) The amount represents the loan lent to non-controlling interest shareholders.

(5) The amount represents the advance from ESNU Publishing for copyright use.

(6) The amount represents the loan borrowed from non-controlling interest shareholders, which were non-interest bearing, unsecured, and due on demand.